Net Loss Per Share Attributable to Common Stockholders - Other (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss					$ (22,799)	$ (15,469)
Denominator:
Weighted average common shares outstanding-basic and diluted (in shares)	22,715,567	1,369,212	12,609,219	1,369,212	1,369,846	1,369,212
Net loss per share attributable to common stockholders-basic and diluted (in dollars per share)	$ (0.37)	$ (4.17)	$ (1.81)	$ (11.64)	$ (16.64)	$ (11.30)